Deferred Income and Others Long Term Liabilities (Tables)	6 Months Ended
Apr. 30, 2024
Deferred Income and Others Long Term Liabilities [Abstract]
Schedule of Deferred Income	Deferred income consists of the following government grants which have not yet been earned:
	April 30,	October 31,
	2024	2023
Subsidy for the maintenance and repair of office	$174,721	$172,883
Total	$174,721	$172,883